Consolidated Statements of Changes in Equity - CAD ($) $ in Millions	Total	Issued capital [member] Preferred shares and other equity instruments [member]	Issued capital [member] Common shares [member]	Treasury instruments [member] Preferred shares and other equity instruments [member]	Treasury instruments [member] Common shares [member]	Retained earnings [member]	Other components of equity [member]	Equity attributable to shareholders [member]	Non-controlling interests [member]	FVOCI securities and loans [member] Other components of equity [member]	Foreign currency translation reserve [member] Other components of equity [member]	Cash flow hedge reserve [member] Other components of equity [member]
Balance at beginning of period at Oct. 31, 2020	$ 86,767	$ 5,948	$ 17,628	$ (3)	$ (129)	$ 59,806	$ 3,414	$ 86,664	$ 103	$ (139)	$ 4,632	$ (1,079)
Changes in equity
Issues of share capital and other equity instruments	2,345	2,250	100			(5)		2,345
Redemption of preferred shares and other equity instruments	(1,475)	(1,475)						(1,475)
Sales of treasury shares and other equity instruments	4,763			647	4,116			4,763
Purchases of treasury shares and other equity instruments	(4,743)			(683)	(4,060)			(4,743)
Share-based compensation awards	(6)					(6)		(6)
Dividends on common shares	(6,158)					(6,158)		(6,158)
Dividends on preferred shares and distributions on other equity instruments	(260)					(257)		(257)	(3)
Other	23					33		33	(10)
Net income	16,050					16,038		16,038	12
Total other comprehensive income (loss), net of taxes	1,456					2,344	(881)	1,463	(7)	51	(2,577)	1,645
Balance at end of period at Oct. 31, 2021	98,762	6,723	17,728	(39)	(73)	71,795	2,533	98,667	95	(88)	2,055	566
Changes in equity
Issues of share capital and other equity instruments	848	750	99			(1)		848
Common shares purchased for cancellation	(5,426)		(509)			(4,917)		(5,426)
Redemption of preferred shares and other equity instruments	(155)	(150)				(5)		(155)
Sales of treasury shares and other equity instruments	5,474			552	4,922			5,474
Purchases of treasury shares and other equity instruments	(5,701)			(518)	(5,183)			(5,701)
Share-based compensation awards	2					2		2
Dividends on common shares	(6,946)					(6,946)		(6,946)
Dividends on preferred shares and distributions on other equity instruments	(252)					(247)		(247)	(5)
Other	(56)					(56)		(56)
Net income	15,807					15,794		15,794	13
Total other comprehensive income (loss), net of taxes	5,818					2,618	3,192	5,810	8	(2,269)	3,633	1,828
Balance at end of period at Oct. 31, 2022	$ 108,175	$ 7,323	$ 17,318	$ (5)	$ (334)	$ 78,037	$ 5,725	$ 108,064	$ 111	$ (2,357)	$ 5,688	$ 2,394